Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

Property, plant and equipment consisted of the following:

December 31, 2019	Gross Cost	Accumulated Depreciation	Net Cost
Land	78	—	78
Buildings	905	(505)	400
Facilities & leasehold improvements	3,193	(2,762)	431
Machinery and equipment	15,336	(12,790)	2,546
Computer and R&D equipment	382	(335)	47
Operating lease right-of-use assets	266	(60)	206
Other tangible assets	110	(93)	17
Construction in progress	282	—	282
Total	20,552	(16,545)	4,007

December 31, 2018	Gross Cost	Accumulated Depreciation	Net Cost
Land	79	—	79
Buildings	902	(487)	415
Facilities & leasehold improvements	3,170	(2,748)	422
Machinery and equipment	14,882	(12,582)	2,300
Computer and R&D equipment	381	(334)	47
Other tangible assets	123	(93)	30
Construction in progress	202	—	202
Total	19,739	(16,244)	3,495